PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 133.9%
Bank Loans 8.4%
Canada 0.3%
Xplornet Communications, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	4.863%(c)	06/10/27		2,059	$2,059,116
Germany 0.4%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250(c)	03/31/28	EUR	2,075	2,499,346
Luxembourg 1.1%
Galileo Global Education Finance Sarl, Second Lien Term Loan, 6 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)^	6.000(c)	11/12/27	EUR	3,100	3,661,753
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	8.625	01/02/24		3,695	3,754,275
					7,416,028
Saint Lucia 0.3%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	3.510(c)	05/27/24		2,462	2,374,557
United Kingdom 1.7%
EG America LLC, Term Loan	—(p)	03/31/26		412	408,910
EG Finco Ltd.,
Second Lien Term Loan, 1 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	2,916	3,460,583
Term Loan	—(p)	04/30/27		2,800	3,322,817

Tilney Group Ltd., Facility B Loan, 3 Month GBP LIBOR + 4.500%	4.526(c)	12/22/25	GBP	3,025	4,165,490
					11,357,800
United States 4.6%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		3,610	3,986,794

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
United States (cont’d.)
Championx Holding, Inc., Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	8.250%(c)	06/13/25	2,450	$2,469,906
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 6 Month LIBOR + 6.250%	7.250(c)	03/28/24	782	781,711
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.370(c)	08/24/26	270	191,700
Great Outdoors Group, LLC, Term B-1 Loan, 6 Month LIBOR + 4.250%	5.000(c)	03/06/28	1,496	1,501,487
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	574	574,566
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.000(c)	07/30/26	2,604	2,408,353
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	769	759,252
Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	800	815,334
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	1,022	1,021,479
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.610(c)	11/06/24	2,778	2,774,739
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	678	676,571
Term Loan	—(p)	08/03/28	1,193	1,190,702

Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 8.500%^	8.543(c)	03/03/28	4,550	5,877,575
TIBCO Software, Inc., Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.370(c)	03/03/28	1,800	1,819,689
Tiger Merger Sub Co., Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.613(c)	06/30/25	920	922,676

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)

United Airlines, Inc., Term Loan	— %(p)	04/21/28		2,653	$2,683,321
Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250(c)	09/21/27		818	819,519
					31,275,374

Total Bank Loans (cost $54,649,146)					56,982,221
Convertible Bonds 0.6%
Jamaica 0.0%
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A	7.000	05/17/21(oo)		39	29,064
Spain 0.6%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN(aa)	0.750	11/20/31	EUR	3,400	3,933,320

Total Convertible Bonds (cost $3,852,678)					3,962,384
Corporate Bonds 105.9%
Argentina 0.1%
MercadoLibre, Inc., Gtd. Notes	3.125	01/14/31		326	311,689
YPF SA,
Sr. Unsec’d. Notes, 144A	8.500	03/23/25		462	379,791
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	217,240
					908,720
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes(aa)	7.500	10/25/27		1,000	1,123,141

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Bahrain (cont’d.)
Oil & Gas Holding Co. BSCC (The), (cont’d.)
Sr. Unsec’d. Notes(aa)	8.375%	11/07/28	780	$909,153
Sr. Unsec’d. Notes, 144A(aa)	7.625	11/07/24	380	426,302
				2,458,596
Belarus 0.1%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24	850	831,091
Brazil 2.7%
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,176,032
Embraer Netherlands Finance BV, Gtd. Notes, 144A(aa)	6.950	01/17/28	2,055	2,315,093
JSM Global Sarl, Gtd. Notes	4.750	10/20/30	600	607,449
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	830	790,098
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	1,077,675
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.600	01/03/31	4,980	5,380,106
Gtd. Notes	5.999	01/27/28	1,100	1,242,638
Gtd. Notes	6.900	03/19/49	1,440	1,621,925
Gtd. Notes	7.375	01/17/27	1,240	1,503,136
Gtd. Notes(aa)	8.750	05/23/26	2,020	2,574,916
				18,289,068
Burkina Faso 0.2%
IAMGOLD Corp., Gtd. Notes, 144A(aa)	5.750	10/15/28	975	1,020,111
Canada 2.9%
1011778 BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A(aa)	4.000	10/15/30	1,650	1,609,909
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	3,925	3,983,546
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	275	274,814

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)
Bombardier, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	7.875%	04/15/27	1,900	$1,895,775

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,275,275
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000	12/31/26	200	201,762
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	837,800
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,275	1,342,696
MEG Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	675	692,190
Gtd. Notes, 144A(aa)	7.125	02/01/27	1,027	1,096,518
New Gold, Inc.,
Gtd. Notes, 144A(aa)	6.375	05/15/25	496	510,973
Sr. Unsec’d. Notes, 144A(aa)	7.500	07/15/27	1,010	1,096,782

Parkland Corp., Gtd. Notes, 144A	4.500	10/01/29	625	637,738
Precision Drilling Corp., Gtd. Notes, 144A(aa)	7.125	01/15/26	3,475	3,440,250
Superior Plus LP/Superior General Partner, Inc., Sr. Unsec’d. Notes, 144A	4.500	03/15/29	425	433,979
				19,330,007
Chile 0.0%
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28	205	221,497
China 0.2%
Sunac China Holdings Ltd., Sr. Sec’d. Notes	7.250	06/14/22	365	376,884
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25	900	791,045
Sr. Sec’d. Notes	8.500	02/26/24	400	373,300
				1,541,229

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Colombia 0.1%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.500%	04/27/31		700	$744,454
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		351	354,333
France 3.5%
Altice France SA,
Sr. Sec’d. Notes, 144A	5.125	07/15/29		700	702,893
Sr. Sec’d. Notes, 144A	7.375	05/01/26		3,550	3,687,485

Flamingo Lux II SCA, Sr. Unsec’d. Notes, 144A	5.000	03/31/29	EUR	1,850	2,214,319
Goldstory SASU, Sr. Sec’d. Notes, 144A(aa)	5.375	03/01/26	EUR	1,250	1,537,263
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	3,400	4,001,907
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,375	1,647,309
Loxam SAS,
Sr. Sub. Notes(aa)	4.500	04/15/27	EUR	1,630	1,866,583
Sr. Sub. Notes(aa)	5.750	07/15/27	EUR	1,550	1,858,829
Sr. Sub. Notes, 144A(aa)	4.500	04/15/27	EUR	2,400	2,748,343
Parts Europe SA,
Sr. Sec’d. Notes	6.500	07/16/25	EUR	800	1,016,884
Sr. Sec’d. Notes, 144A(aa)	6.500	07/16/25	EUR	2,025	2,573,987
					23,855,802
Germany 2.3%
Cheplapharm Arzneimittel GmbH, Sr. Sec’d. Notes, 144A	5.500	01/15/28		275	286,962
Douglas GmbH, Sr. Sec’d. Notes, 144A	6.000	04/08/26	EUR	1,400	1,694,186
Kirk Beauty SUN GmbH, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A	8.250	10/01/26	EUR	2,800	3,355,243
Nidda BondCo GmbH, Gtd. Notes(aa)	5.000	09/30/25	EUR	2,068	2,511,116
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes(aa)	6.000	07/30/26	EUR	2,350	2,927,309

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A(aa)	4.375%	07/15/27	EUR	1,400	$1,768,964
Vertical Holdco GmbH,
Sr. Unsec’d. Notes(aa)	6.625	07/15/28	EUR	1,600	2,065,826
Sr. Unsec’d. Notes, 144A(aa)	6.625	07/15/28	EUR	900	1,162,027
					15,771,633
India 1.2%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	707,561
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,325	1,335,200
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A	6.450	06/04/29		905	895,538
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,366,789
Greenko Dutch BV, Gtd. Notes, 144A	3.850	03/29/26		865	878,281
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	1,015,173
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27		2,000	2,057,622
					8,256,164
Israel 0.3%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	5.375	03/30/28		965	997,214
Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,242,989
					2,240,203
Italy 0.3%
Brunello Bidco SpA,
Sr. Sec’d. Notes, 144A	3.500	02/15/28	EUR	650	783,635
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)(aa)	3.750(c)	02/15/28	EUR	1,225	1,473,678
					2,257,313

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica 1.6%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000%	04/01/24		1,084	$1,060,024
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25		240	200,857
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		174	169,236
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		754	762,693
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,300	3,445,533
Sr. Sec’d. Notes, 144A	8.750	05/25/24		436	454,630

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		5,020	4,737,399
					10,830,372
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	908,517
Gtd. Notes, EMTN	4.500	02/23/27		200	196,287
					1,104,804
Luxembourg 3.8%
Altice France Holding SA,
Gtd. Notes	4.000	02/15/28	EUR	3,600	4,144,156
Sr. Sec’d. Notes	8.000	05/15/27	EUR	4,966	6,509,802

ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	5,400	6,639,926
Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.215(c)	06/15/21(d)	EUR	315	7,186
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23(d)		2,085	1,278,771
Gtd. Notes, 144A	9.750	07/15/25(d)		3,355	2,084,714

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.250% or PIK N/A	7.250%	10/02/25	EUR	1,352	$1,495,019
Monitchem HoldCo 2 SA, Gtd. Notes, 144A	9.500	09/15/26	EUR	3,000	3,936,736
					26,096,310
Macau 0.4%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	542,745
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	339,284
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,000	1,021,297
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	1,049,393
					2,952,719
Malaysia 0.1%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		910	961,665
Mexico 4.0%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		450	455,326
Cemex SAB de CV,
Sr. Sec’d. Notes(aa)	5.450	11/19/29		930	1,020,290
Sr. Sec’d. Notes, 144A	7.375	06/05/27		225	254,750

FEL Energy VI Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,985	2,063,957
Mexico City Airport Trust, Sr. Sec’d. Notes(aa)	3.875	04/30/28		3,370	3,507,339
Nemak SAB de CV, Sr. Unsec’d. Notes(aa)	4.750	01/23/25		1,370	1,414,963
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,454,347
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,972,508
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,874,323
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,881,456
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	2,116,820

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes, MTN(aa)	6.875%	08/04/26		3,200	$3,474,104

Total Play Telecomunicaciones SA de CV, Sr. Unsec’d. Notes, 144A(aa)	7.500	11/12/25		1,355	1,351,852
					26,842,035
Netherlands 3.2%
Nouryon Holding BV, Gtd. Notes(aa)	6.500	10/01/26	EUR	4,650	5,869,986
OCI NV,
Sr. Sec’d. Notes(aa)	3.125	11/01/24	EUR	4,400	5,416,478
Sr. Sec’d. Notes(aa)	3.625	10/15/25	EUR	900	1,130,562

Promontoria Holding 264 BV, Sr. Sec’d. Notes(aa)	6.750	08/15/23	EUR	3,400	3,986,904
United Group BV,
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	987,423
Sr. Sec’d. Notes, 144A(aa)	3.625	02/15/28	EUR	2,900	3,381,929

VEON Holdings BV, Sr. Unsec’d. Notes, 144A(aa)	3.375	11/25/27		720	724,614
					21,497,896
Nigeria 0.2%
IHS Netherlands Holdco BV, Gtd. Notes, 144A(aa)	7.125	03/18/25		1,500	1,563,411
Oman 0.1%
Oztel Holdings SPC Ltd., Sr. Sec’d. Notes	6.625	04/24/28		500	557,333
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		385	399,028

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Peru 0.3%
Hudbay Minerals, Inc., Gtd. Notes, 144A(aa)	6.125%	04/01/29	600	$639,417
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875	11/09/27	1,000	1,016,551
				1,655,968
Puerto Rico 0.6%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23	3,475	3,755,886
Russia 0.6%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes(aa)	5.950(ff)	04/15/30	1,500	1,548,750
Sub. Notes, 144A(aa)	5.950(ff)	04/15/30	985	1,017,013

Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	740	1,102,097
Hacienda Investments Ltd. Via DME Airport DAC, Gtd. Notes, 144A(aa)	5.350	02/08/28	578	597,730
				4,265,590
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Gtd. Notes, 144A	5.375	11/26/24	1,635	1,688,549
South Africa 1.4%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28	2,080	2,262,393
Sr. Unsec’d. Notes(aa)	7.125	02/11/25	1,270	1,332,549
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23	1,580	1,651,136
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28	1,240	1,371,677
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26	790	805,705
Gtd. Notes(aa)	5.875	03/27/24	1,930	2,060,313
				9,483,773

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 0.7%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750%	11/01/23	EUR	2,265	$1,892,038
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	1,534	1,959,641
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	308	393,436
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		740	510,707
					4,755,822
Sweden 0.9%
Verisure Holding AB, Sr. Sec’d. Notes, 144A(aa)	3.250	02/15/27	EUR	3,725	4,496,295
Verisure Midholding AB, Gtd. Notes, 144A	5.250	02/15/29	EUR	1,425	1,767,242
					6,263,537
Switzerland 0.4%
Dufry One BV, Gtd. Notes(aa)	2.000	02/15/27	EUR	2,582	2,887,868
Thailand 0.3%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN(aa)	5.000(ff)	09/23/25(oo)		2,000	2,106,805
Turkey 0.8%
Eldorado Gold Corp., Sec’d. Notes, 144A(aa)	9.500	06/01/24		1,657	1,806,130
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		2,000	2,141,273
Turkiye Is Bankasi A/S, Sr. Unsec’d. Notes, EMTN(aa)	5.375	10/06/21		625	629,795
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A(aa)	6.000	01/23/25		700	697,999
Ulker Biskuvi Sanayi A/S, Sr. Unsec’d. Notes, 144A	6.950	10/30/25		205	221,601
					5,496,798

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.3%
Metinvest BV, Sr. Unsec’d. Notes, 144A	7.650%	10/01/27		200	$214,178
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/24	EUR	1,035	1,257,224
Sr. Unsec’d. Notes	7.625	11/08/26		830	829,648
					2,301,050
United Kingdom 6.7%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A(aa)	3.250	02/16/26	GBP	1,700	2,354,769
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	3,300	4,571,866
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375%(aa)	8.875	10/15/23	GBP	1,052	1,504,447
Co-operative Group Holdings 2011 Ltd., Gtd. Notes(aa)	7.500	07/08/26	GBP	4,205	7,014,811
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	2,100	2,945,160
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	4.375	02/07/25	EUR	3,900	4,548,112
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,750	1,845,317

Hurricane Finance PLC, Sr. Sec’d. Notes, 144A(aa)	8.000	10/15/25	GBP	2,200	3,300,812
INEOS Quattro Finance 1 PLC, Sr. Unsec’d. Notes, 144A(aa)	3.750	07/15/26	EUR	2,600	3,188,349
Jerrold Finco PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/26	GBP	2,250	3,193,644
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/27	GBP	1,325	1,879,278
Motion Bondco DAC,
Gtd. Notes, 144A(aa)	6.625	11/15/27		700	711,172
Sr. Sec’d. Notes(aa)	4.500	11/15/27	EUR	865	1,021,747

Motion Finco Sarl, Sr. Sec’d. Notes, 144A	7.000	05/15/25	EUR	1,300	1,649,597

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.000%	04/15/27	GBP	2,250	$3,247,194
William Hill PLC, Gtd. Notes, MTN(aa)	4.750	05/01/26	GBP	1,700	2,680,559
					45,656,834
United States 63.6%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29		900	885,414
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,000	995,478
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	689,962

Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25		250	277,051
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/15/26		1,175	1,245,804
Ahead DB Holdings LLC, Gtd. Notes, 144A	6.625	05/01/28		200	203,543
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A(aa)	3.500	03/15/29		2,800	2,696,979
Alliance Data Systems Corp., Gtd. Notes, 144A(aa)	4.750	12/15/24		1,300	1,335,112
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,740	1,842,653
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,150	3,466,088

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29		850	919,060
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		600	610,600
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875	12/15/24(d)		6,450	4,257
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%(aa)	12.000	06/15/26		1,333	1,142,289

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750%	04/20/29		1,850	$1,982,991
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	6.250	03/15/26		2,250	2,312,336
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25		725	804,883
Sr. Unsec’d. Notes	5.625	05/20/24		250	278,675
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,225	2,487,038
Sr. Unsec’d. Notes(aa)	5.875	08/20/26		2,100	2,349,054

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		375	376,488
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		675	690,192
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,800,168
Antero Resources Corp.,
Gtd. Notes(aa)	5.000	03/01/25		2,200	2,232,580
Gtd. Notes(aa)	5.625	06/01/23		675	677,227
Gtd. Notes, 144A(aa)	7.625	02/01/29		1,425	1,543,488
Gtd. Notes, 144A	8.375	07/15/26		250	280,676

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A(aa)	3.000	09/01/29	EUR	2,975	3,581,165
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.250	08/15/27		1,275	1,303,600
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A(aa)	9.000	11/01/27		1,893	2,460,915
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27		1,675	1,904,779
Axalta Coating Systems LLC, Gtd. Notes, 144A(aa)	3.375	02/15/29		650	631,020
B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		645	667,319
Bally’s Corp., Gtd. Notes, 144A(aa)	6.750	06/01/27		1,800	1,916,642
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	5,050	6,400,303

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Banff Merger Sub, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	9.750%	09/01/26	500	$531,002
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28	1,200	1,217,713
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,325	2,336,597
Gtd. Notes, 144A	5.250	02/15/31	1,825	1,827,437
Gtd. Notes, 144A(aa)	6.125	04/15/25	3,075	3,143,250
Gtd. Notes, 144A(aa)	6.250	02/15/29	3,340	3,532,941
Gtd. Notes, 144A(aa)	7.000	01/15/28	875	956,047
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27	1,650	1,743,298
Gtd. Notes(aa)	7.250	10/15/29	1,725	1,924,424

Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, Gtd. Notes, 144A	5.125	04/15/29	75	76,844
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.625	12/15/25	175	189,074
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.150	05/01/30	2,875	3,346,200
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	3,725	4,779,997

Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	500	537,598
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	75	76,875
Gtd. Notes, 144A	8.625	06/01/25	500	553,674

Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	860,668
Brinker International, Inc.,
Gtd. Notes, 144A(aa)(mm)	5.000	10/01/24	800	837,792
Sr. Unsec’d. Notes(aa)	3.875	05/15/23	750	767,099

BY Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24	1,520	1,550,647
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.250	01/31/26	985	1,031,760
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	1,110	1,180,426
Sr. Unsec’d. Notes, 144A	8.125	07/01/27	175	194,517

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25	2,375	2,395,568

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625%	02/01/29	900	$887,805
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/31	1,375	1,353,630
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	7,175	7,291,768

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	475	473,478
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.125	02/15/29	400	387,918
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	339,528
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,425	2,425,322
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	2,125	2,146,857
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	5,375	5,608,453
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29	2,325	2,522,301

Celestial-Saturn Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28	725	724,009
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	275	274,177
Century Communities, Inc., Gtd. Notes(aa)	6.750	06/01/27	1,850	1,993,979
Chemours Co. (The), Gtd. Notes(aa)(mm)	7.000	05/15/25	1,165	1,198,735
Cheniere Energy Partners LP, Gtd. Notes, 144A(aa)	4.000	03/01/31	1,400	1,424,604
Cheniere Energy, Inc., Sr. Sec’d. Notes, 144A(aa)	4.625	10/15/28	3,900	4,066,278
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	450	475,119
Gtd. Notes, 144A	5.875	02/01/29	475	511,694
Churchill Downs, Inc.,
Gtd. Notes, 144A	4.750	01/15/28	250	257,570
Gtd. Notes, 144A	5.500	04/01/27	350	363,816

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250	08/01/24	2,125	2,188,708
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,366,466
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	2,550	2,753,698

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CommScope, Inc., Gtd. Notes, 144A	7.125%	07/01/28		225	$242,602
Comstock Resources, Inc., Gtd. Notes, 144A	6.750	03/01/29		1,000	1,021,575
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26		1,195	1,040,536
CoreCivic, Inc., Gtd. Notes	8.250	04/15/26		150	150,750
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29		1,100	1,176,004
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24		2,745	2,633,342
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29		275	281,460
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30		900	895,443
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30		3,300	3,226,468

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		1,125	1,161,033
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30		450	455,987
Sr. Unsec’d. Notes	5.625	06/15/28		230	247,983
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		850	807,768
Gtd. Notes, 144A(aa)	4.625	06/01/30		2,775	2,809,706

DCP Midstream Operating LP, Gtd. Notes(aa)	5.625	07/15/27		615	672,333
Diamond BC BV, Gtd. Notes(aa)	5.625	08/15/25	EUR	2,972	3,653,727
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27		4,125	2,227,609
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26		2,150	1,568,925

Diebold Nixdorf Dutch Holding BV, Sr. Sec’d. Notes, 144A(aa)	9.000	07/15/25	EUR	775	1,030,538
DISH DBS Corp.,
Gtd. Notes(aa)	7.375	07/01/28		890	960,962
Gtd. Notes(aa)	7.750	07/01/26		2,805	3,233,574

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diversified Healthcare Trust, Gtd. Notes(aa)	9.750%	06/15/25		2,100	$2,357,285
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26		2,325	2,407,218
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		350	372,912

Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A	6.125	04/01/29		700	692,999
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)		1,275	1,296,855
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25		390	425,802
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27		480	529,684
EQT Corp.,
Sr. Unsec’d. Notes(aa)	3.900	10/01/27		775	807,681
Sr. Unsec’d. Notes	5.000	01/15/29		325	354,833
Sr. Unsec’d. Notes	8.500	02/01/30		175	223,782

Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25		1,680	1,745,205
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25		2,225	2,352,937
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750	01/15/43		4,263	4,307,240
Sr. Unsec’d. Notes(aa)	5.291	12/08/46		6,275	6,639,707
Sr. Unsec’d. Notes(aa)	8.500	04/21/23		3,000	3,360,070
Sr. Unsec’d. Notes(aa)	9.000	04/22/25		3,000	3,664,782
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(aa)	4.000	11/13/30		700	714,490
Sr. Unsec’d. Notes(aa)	5.584	03/18/24		1,050	1,144,530
Sr. Unsec’d. Notes, EMTN	4.535	03/06/25	GBP	800	1,179,436
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26		525	531,651
Gtd. Notes, 144A(aa)	5.000	03/01/28		800	832,680
Gtd. Notes, 144A	8.000	04/15/24		1,225	1,274,716

Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28		300	311,715
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		550	545,535
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26		850	886,246

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300%	02/15/26	250	$250,603
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	450	486,894
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,150	2,299,427
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24	1,650	1,670,975
Gray Television, Inc.,
Gtd. Notes, 144A(aa)	4.750	10/15/30	550	549,562
Gtd. Notes, 144A(aa)	5.875	07/15/26	318	329,854

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,250	2,321,464
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	1,325	1,414,050
GYP Holdings III Corp., Gtd. Notes, 144A	4.625	05/01/29	275	275,158
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,150	2,107,888
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	335	352,385
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	675	713,399
HCA, Inc., Gtd. Notes(aa)	5.625	09/01/28	1,850	2,157,440
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	480	525,113
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27	835	899,150
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	10/01/25	1,625	1,651,736
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	331,714
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	325	336,983
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	935,800
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(aa)	3.625	02/15/32	1,000	986,909
Gtd. Notes, 144A(aa)	4.000	05/01/31	2,168	2,194,467
Gtd. Notes, 144A	5.750	05/01/28	400	430,336

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Home Point Capital, Inc., Gtd. Notes, 144A(aa)	5.000%	02/01/26	850	$836,713
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,150	1,138,507
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	793,694

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,875	1,795,108
Ingevity Corp., Gtd. Notes, 144A(aa)	3.875	11/01/28	475	473,241
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(aa)	5.250	01/15/29	600	636,368
Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	1,500	1,683,633

Intrado Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25	4,261	4,332,888
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	3,025	3,153,563
Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	475	485,631
JBS Investments II GmbH, Gtd. Notes, 144A(aa)	5.750	01/15/28	755	799,751
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/29	2,637	2,968,296
JELD-WEN, Inc., Sr. Sec’d. Notes, 144A	6.250	05/15/25	350	374,107
KB Home,
Gtd. Notes(aa)	4.800	11/15/29	500	540,898
Gtd. Notes(aa)	6.875	06/15/27	1,000	1,186,533
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	5.500	06/01/50	2,400	2,968,905
Gtd. Notes	6.500	02/09/40	725	961,479

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	525	536,767
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	550	552,118
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series U(aa)	7.650	03/15/42	1,725	1,970,399
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,075	1,130,911

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A(aa)	5.375%	02/01/28		455	$482,460
Gtd. Notes, 144A	5.750	09/15/26		125	129,844
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		175	181,194
Gtd. Notes, 144A	3.750	04/01/29		425	434,851

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24		2,425	2,529,073
MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27		500	531,559
Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27		1,350	1,512,713
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		800	800,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25		290	308,896
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26		950	1,000,549
Gtd. Notes(aa)	4.750	10/15/28		1,325	1,398,772
Gtd. Notes(aa)(mm)	6.750	05/01/25		1,475	1,582,103

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	5.375	08/15/27		700	730,644
Midwest Gaming Borrower LLC, Sr. Sec’d. Notes, 144A	4.875	05/01/29		1,125	1,124,636
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	2.500	03/24/26	GBP	2,750	3,846,624
Gtd. Notes(aa)	5.000	10/15/27		1,900	2,003,548

Murphy Oil USA, Inc., Gtd. Notes, 144A	3.750	02/15/31		375	369,261
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	513,387
Gtd. Notes, 144A	7.500	01/15/28		1,075	936,714

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25		2,250	1,857,741
National CineMedia LLC, Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28		1,650	1,583,173
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30		1,525	1,508,864

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	5.500%	08/15/28	615	$621,844

Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	450	488,313
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	1,190	1,402,412
Sr. Sec’d. Notes, 144A	12.250	05/15/24	125	152,456
NCR Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28	650	670,768
Gtd. Notes, 144A	5.250	10/01/30	300	310,657

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	525	540,750
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	400	420,478
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A(aa)	5.625	10/01/28	520	554,450
Gtd. Notes, 144A(aa)	5.875	10/01/30	525	574,067
Novelis Corp.,
Gtd. Notes, 144A(aa)	4.750	01/30/30	336	350,081
Gtd. Notes, 144A	5.875	09/30/26	1,500	1,564,910

NRG Energy, Inc., Gtd. Notes(aa)	5.750	01/15/28	1,240	1,316,878
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(aa)	2.900	08/15/24	1,175	1,172,236
Sr. Unsec’d. Notes	3.200	08/15/26	250	244,153
Sr. Unsec’d. Notes	3.500	06/15/25	100	100,316
Sr. Unsec’d. Notes	4.100	02/15/47	125	104,142
Sr. Unsec’d. Notes(aa)	4.400	04/15/46	850	751,156
Sr. Unsec’d. Notes(aa)	4.625	06/15/45	475	432,553
Sr. Unsec’d. Notes	5.875	09/01/25	350	382,198
Sr. Unsec’d. Notes(aa)	6.125	01/01/31	1,550	1,727,692
Sr. Unsec’d. Notes(aa)	6.625	09/01/30	900	1,027,570
Sr. Unsec’d. Notes	6.950	07/01/24	175	194,948
Sr. Unsec’d. Notes(aa)	8.875	07/15/30	825	1,061,332
OneMain Finance Corp.,
Gtd. Notes(aa)	6.875	03/15/25	1,392	1,581,213
Gtd. Notes(aa)	7.125	03/15/26	3,050	3,562,690

Organon Finance 1 LLC, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	675	700,324

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(aa)	6.625%	05/13/27	1,775	$1,923,656
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	775	827,780
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(aa)	5.875	10/01/28	1,450	1,538,413
Sr. Sec’d. Notes, 144A(aa)(mm)	7.500	06/01/25	1,955	2,125,250

Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	900	874,603
Patrick Industries, Inc., Gtd. Notes, 144A(aa)	7.500	10/15/27	875	953,806
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.500	11/15/27	1,550	1,647,777
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,475	2,572,210
PennyMac Financial Services, Inc., Gtd. Notes, 144A(aa)	5.375	10/15/25	975	1,027,455
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	150	157,984
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	590	620,050
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,475	2,642,142

PHH Mortgage Corp., Sr. Sec’d. Notes, 144A	7.875	03/15/26	450	457,523
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	4,300	4,576,248
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,000	1,100,293
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29	925	995,735
Gtd. Notes, 144A(aa)	5.750	03/01/27	1,650	1,729,028

PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	225	249,859
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	500	479,608
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,425	1,532,519

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Gtd. Notes, 144A(aa)	3.875%	03/01/31	875	$853,029
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	1,017,468
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	950	991,257

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25	1,750	1,805,693
Range Resources Corp.,
Gtd. Notes(aa)	4.875	05/15/25	750	746,125
Gtd. Notes(aa)	5.000	03/15/23	1,532	1,566,264

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	3,875	4,195,904
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	400	396,645
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(mm)	5.625	12/01/25	325	334,911
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	3.125	02/01/29	575	550,967
Scientific Games International, Inc.,
Gtd. Notes, 144A	7.250	11/15/29	325	357,842
Gtd. Notes, 144A(aa)	8.250	03/15/26	1,475	1,593,674
Gtd. Notes, 144A(aa)	8.625	07/01/25	1,650	1,805,394

Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	4.000	04/01/31	850	841,890
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Sec’d. Notes, 144A	4.625	03/01/29	400	403,021
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,275	1,351,100
SSL Robotics LLC, Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	751	837,239
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	1,050	984,069
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,050	1,052,838
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,350	1,391,858
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27	430	443,443

StoneMor, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/29	475	479,384

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(aa)	5.750%	03/01/25	1,700	$1,734,980
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	270	284,766
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,375	1,454,921

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(aa)	4.500	05/15/29	700	705,597
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	3,838	3,807,918
Gtd. Notes, 144A	6.000	12/31/30	150	150,547
Gtd. Notes, 144A	7.500	10/01/25	225	245,541
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	200	210,502
Gtd. Notes(aa)	5.375	02/01/27	1,300	1,353,679
Gtd. Notes	5.500	03/01/30	150	162,335
Gtd. Notes, 144A(aa)	4.000	01/15/32	700	687,633
Gtd. Notes, 144A	4.875	02/01/31	250	261,637
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	06/15/27	175	198,589
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,475	2,682,317
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	550	604,883
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.625	03/01/24	1,803	1,963,817
Gtd. Notes, 144A(aa)	5.875	04/15/23	425	456,371
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	449,836
Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/25	700	712,819

Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	500	505,954
Tenet Healthcare Corp.,
Gtd. Notes, 144A(aa)	6.125	10/01/28	3,175	3,343,485
Sr. Sec’d. Notes	4.625	07/15/24	350	355,368
Sr. Sec’d. Notes, 144A	4.625	06/15/28	350	361,376
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	4,400	4,803,944

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes(aa)	6.875%	11/15/31		525	$587,119

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	04/15/29		1,600	1,590,087
Terrier Media Buyer, Inc., Gtd. Notes, 144A(aa)	8.875	12/15/27		2,295	2,490,456
TI Automotive Finance PLC, Sr. Unsec’d. Notes, 144A	3.750	04/15/29	EUR	1,625	1,970,836
Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28		500	515,285
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29		575	571,768
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24		1,475	1,378,511
Sr. Sec’d. Notes, 144A	10.875	08/01/24		363	386,006

TransDigm, Inc., Gtd. Notes, 144A(aa)	4.625	01/15/29		950	937,389
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		1,925	1,418,301
Gtd. Notes, 144A	8.000	02/01/27		975	684,770

Travel + Leisure Co., Sr. Sec’d. Notes, 144A(aa)	4.625	03/01/30		675	700,982
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28		745	828,518
Tronox, Inc., Sr. Sec’d. Notes, 144A(aa)	6.500	05/01/25		850	907,732
U.S. Concrete, Inc.,
Gtd. Notes(aa)(mm)	6.375	06/01/24		1,600	1,631,766
Gtd. Notes, 144A(aa)	5.125	03/01/29		625	645,866

U.S. Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		525	531,511
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		1,305	1,353,975
Sr. Sec’d. Notes, 144A	4.625	04/15/29		690	716,647
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30		275	280,617
Gtd. Notes(aa)	4.875	01/15/28		4,450	4,709,906
Gtd. Notes(aa)	5.250	01/15/30		1,475	1,612,639

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875%	02/15/25	1,075	$1,158,035
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)(mm)	6.625	06/01/27	1,675	1,815,627
Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	400	412,800
Valvoline, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/30	550	564,380
Sr. Unsec’d. Notes, 144A(aa)	3.625	06/15/31	500	488,776
Vector Group Ltd.,
Gtd. Notes, 144A(aa)	10.500	11/01/26	625	662,676
Sr. Sec’d. Notes, 144A(aa)	5.750	02/01/29	3,225	3,251,721
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(aa)	5.750	07/15/25	867	858,866
Sr. Sec’d. Notes, 144A(aa)	9.500	07/01/25	750	844,649

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	780	830,803
Viasat, Inc., Sr. Unsec’d. Notes, 144A	6.500	07/15/28	505	532,110
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,485	1,535,447
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,205	1,252,783
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	75	73,506
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	325	336,495

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	254,083
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	825	823,851
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,377,711
Gtd. Notes, 144A(aa)	5.625	02/15/27	2,000	2,082,236
WESCO Distribution, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/15/25	1,025	1,109,582
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,085	1,203,803

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	600	636,894
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.500	05/15/25	525	555,430

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	5.000%	09/01/26	300	$306,413
Gtd. Notes, 144A(aa)	6.375	05/15/25	625	668,546

WPX Energy, Inc., Sr. Unsec’d. Notes(aa)	5.250	10/15/27	1,577	1,684,008
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	610	630,936
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	296,866
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	500	496,388
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	506	522,274
				432,248,667
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125	05/07/29	1,530	1,541,804
Zambia 0.7%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	03/01/26	1,188	1,249,776
Gtd. Notes, 144A	6.875	10/15/27	300	328,529
Gtd. Notes, 144A	7.250	04/01/23	500	509,385
Gtd. Notes, 144A(aa)	7.500	04/01/25	2,245	2,331,869
				4,419,559

Total Corporate Bonds (cost $690,462,057)				719,414,304
Sovereign Bonds 16.0%
Angola 0.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	1,790	1,840,602
Sr. Unsec’d. Notes	9.375	05/08/48	490	505,346
Sr. Unsec’d. Notes	9.500	11/12/25	3,340	3,664,689
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49	350	354,195
				6,364,832

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Argentina 1.9%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125%(cc)	07/09/30	15,126	$5,395,400
Sr. Unsec’d. Notes	0.125(cc)	07/09/35	1,864	589,367
Sr. Unsec’d. Notes	0.125(cc)	01/09/38	10,369	3,907,253
Sr. Unsec’d. Notes	1.000	07/09/29	1,237	467,570
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24(d)	1,910	797,167
Sr. Unsec’d. Notes	9.950	06/09/21(d)	3,585	1,586,212
				12,742,969
Bahrain 0.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29	1,240	1,363,331
Sr. Unsec’d. Notes	7.375	05/14/30	350	395,721
Sr. Unsec’d. Notes(aa)	7.500	09/20/47	1,121	1,185,136
				2,944,188
Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	7.625	06/29/27	730	758,003
Costa Rica 0.5%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158	03/12/45	3,000	3,104,759
Dominican Republic 1.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25	1,225	1,354,411
Sr. Unsec’d. Notes	6.850	01/27/45	1,840	2,089,265
Sr. Unsec’d. Notes	7.450	04/30/44	2,300	2,784,522
Sr. Unsec’d. Notes, 144A	5.875	01/30/60	855	852,030
				7,080,228
Ecuador 0.6%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30	414	226,785
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/30	1,416	1,184,041

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	0.500%(cc)	07/31/35		2,759	$1,879,341
Sr. Unsec’d. Notes, 144A	0.500(cc)	07/31/40		901	535,429
					3,825,596
Egypt 0.9%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	2,313,345
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	590	737,913
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	850	1,060,406
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,480	1,786,003
					5,897,667
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,608,630
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	1,102,011
					2,710,641
Gabon 0.3%
Gabon Government International Bond,
Bonds	6.375	12/12/24		1,410	1,491,727
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	653,443
					2,145,170
Ghana 0.9%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.625	05/16/29		1,310	1,333,427
Sr. Unsec’d. Notes	7.875	03/26/27		930	971,354
Sr. Unsec’d. Notes	8.125	01/18/26		1,985	2,129,754
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		1,060	1,055,792
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		325	320,378
					5,810,705

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Iraq 0.5%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800%	01/15/28		459	$443,025
Sr. Unsec’d. Notes	6.752	03/09/23		2,975	3,036,492
					3,479,517
Ivory Coast 0.7%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	326,636
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	760	959,782
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,480	1,860,355
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,175	1,527,760
					4,674,533
Kenya 0.1%
Kenya Government International Bond, Sr. Unsec’d. Notes	8.000	05/22/32		700	767,185
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	252,033
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	322,521
					574,554
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		270	311,378
Mozambique 0.2%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		1,625	1,341,424
Nigeria 0.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		320	339,360
Sr. Unsec’d. Notes	7.625	11/21/25		575	654,248
Sr. Unsec’d. Notes	7.696	02/23/38		1,010	1,039,417

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Nigeria (cont’d.)
Nigeria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.875%	02/16/32		1,720	$1,852,695
Sr. Unsec’d. Notes	8.747	01/21/31		910	1,037,628
					4,923,348
Oman 0.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	1,097,060
Sr. Unsec’d. Notes	6.750	01/17/48		720	719,299
Sr. Unsec’d. Notes	7.375	10/28/32		580	663,052
					2,479,411
Pakistan 0.7%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	8.250	04/15/24		1,840	2,024,319
Sr. Unsec’d. Notes	8.250	09/30/25		290	323,098
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		530	583,092
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	679,619

Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625	12/05/22		870	895,157
					4,505,285
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes	4.750	03/13/28	EUR	510	637,751
Sri Lanka 0.2%
Sri Lanka Government International Bond, Sr. Unsec’d. Notes	5.875	07/25/22		2,000	1,620,027
Turkey 2.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		1,070	1,001,002
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,868,102
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		3,650	3,634,835
Sr. Unsec’d. Notes	6.125	10/24/28		385	379,310
Sr. Unsec’d. Notes(aa)	6.375	10/14/25		2,145	2,199,642

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(aa)	6.875%	03/17/36		2,395	$2,345,558
Sr. Unsec’d. Notes(aa)	7.625	04/26/29		1,075	1,143,918
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes(aa)	4.250	09/18/22		2,300	2,302,977
Sr. Unsec’d. Notes(aa)	6.125	05/03/24		1,750	1,780,212
					17,655,556
Ukraine 1.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		300	316,133
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	1,230	1,580,935
Sr. Unsec’d. Notes	7.750	09/01/22		320	334,409
Sr. Unsec’d. Notes	7.750	09/01/23		905	962,765
Sr. Unsec’d. Notes	7.750	09/01/24		590	633,218
Sr. Unsec’d. Notes	7.750	09/01/25		1,625	1,751,596
Sr. Unsec’d. Notes	7.750	09/01/26		660	711,943
Sr. Unsec’d. Notes	7.750	09/01/27		1,180	1,266,542
Sr. Unsec’d. Notes	8.994	02/01/24		650	714,642
Sr. Unsec’d. Notes	9.750	11/01/28		3,525	4,086,629
					12,358,812
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24(d)		340	208,373

Total Sovereign Bonds (cost $118,365,827)					108,921,912

	Shares
Common Stocks 3.0%
Colombia 0.0%
Frontera Energy Corp.*	44,076	207,157
United States 3.0%
CEC Entertainment, Inc.*	34,226	641,737

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Chesapeake Energy Corp.*	220,025	$10,026,539
Chesapeake Energy Corp. Backstop Commitment*	1,314	58,201
Extraction Oil & Gas, Inc.*	92,084	3,847,270
Ferrellgas Partners LP (Class B Stock)*^	18,479	3,732,758
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	1,871,610
		20,178,115

Total Common Stocks (cost $11,740,435)		20,385,272
Warrants* 0.0%
United States
CEC Brands LLC, expiring 12/31/25 (cost $0)	33,995	56,092

Total Long-Term Investments (cost $879,070,143)		909,722,185

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $14,304,351)(wb)	14,304,351	14,304,351

TOTAL INVESTMENTS 136.0% (cost $893,374,494)		924,026,536
Liabilities in excess of other assets(z) (36.0)%		(244,610,811)

Net Assets 100.0%		$679,415,725

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
MTN—Medium Term Note
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,552,049 and 2.6% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $540,547,484 segregated as collateral for amount of $254,000,000 borrowed and outstanding as of April 30, 2021.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(mm)	Represents security, or a portion thereof, in connection with the rehypothecation of portfolio securities with an aggregate value of $7,928,868 as of April 30, 2021.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at April 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/05/21	Barclays Bank PLC	GBP	36,726	$51,037,898	$50,720,744	$—	$(317,154)
Expiring 05/05/21	HSBC Bank PLC	GBP	1,676	2,311,155	2,315,204	4,049	—
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	GBP	889	1,224,348	1,227,497	3,149	—
Euro,
Expiring 05/05/21	Citibank, N.A.	EUR	6,081	7,351,224	7,312,028	—	(39,196)
Expiring 05/05/21	HSBC Bank PLC	EUR	1,604	1,927,790	1,928,258	468	—
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	EUR	127,324	153,848,949	153,089,373	—	(759,576)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/05/21	UBS AG	EUR	5,461	$6,435,879	$6,566,594	$130,715	$—
Expiring 06/02/21	The Toronto-Dominion Bank	EUR	1,773	2,150,158	2,133,194	—	(16,964)
				$226,287,401	$225,292,892	138,381	(1,132,890)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/05/21	Goldman Sachs International	GBP	630	$868,698	$869,487	$—	$(789)
Expiring 05/05/21	Morgan Stanley & Co. International PLC	GBP	38,661	53,004,935	53,393,958	—	(389,023)
Expiring 06/02/21	Barclays Bank PLC	GBP	36,726	51,041,938	50,723,917	318,021	—
Euro,
Expiring 05/05/21	Bank of America, N.A.	EUR	2,419	2,871,928	2,907,959	—	(36,031)
Expiring 05/05/21	HSBC Bank PLC	EUR	170	201,947	204,402	—	(2,455)
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	EUR	136,449	160,870,252	164,061,006	—	(3,190,754)
Expiring 05/05/21	Morgan Stanley & Co. International PLC	EUR	1,433	1,717,686	1,722,885	—	(5,199)
Expiring 06/02/21	Goldman Sachs International	EUR	1,593	1,918,844	1,916,517	2,327	—
Expiring 06/02/21	JPMorgan Chase Bank, N.A.	EUR	127,324	153,935,530	153,174,809	760,721	—
				$426,431,758	$428,974,940	1,081,069	(3,624,251)
						$1,219,450	$(4,757,141)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Credit default swap agreement outstanding at April 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at April 30, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)		57,845	$(5,472,211)		$(6,005,383)		$(533,172)
iTraxx.XO.35.V1	06/20/26	5.000%(Q)	EUR	11,000	(1,572,999)		(1,644,736)		(71,737)
					$(7,045,210)		$(7,650,119)		$(604,909)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).